TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Total Compensation of the Company's Management
	2021			2020			2019
	Compensation			Compensation			Compensation
			Total			Total	Fixed	Variable	Total
	Fixed	Variable		Fixed	Variable
Board of Directors	15,043	72,187	87,230	16,123	65,011	81,134	22,056	30,919	52,975
Executive Board	51,576	71,162	122,738	49,187	80,218	129,405	32,963	42,142	75,105
	66,619	143,349	209,968	65,310	145,229	210,539	55,019	73,061	128,080

Summary of the Company Officers and Executives' Compensation

Breakdown of the Company executive officers’ share-based payments compensation:

	Options
	Option balance (number)(a)			Average fair value of options R$			Average exercise price [1] R$
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Board of directors and executive board	11,750,270	12,847,760	13,059,677	12.47	8.64	8.40	21.21	16.49	16.51

	Share balance (number) ² (a)			Average fair value ² - R$
	2021	2020	2019	2021	2020	2019
Board of directors and executive board	4,472,638	5,293,874	1,012,641	45.34	51.20	19.23

(1)	The number of options, their average fair value and average exercise price are shown after taking into account the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.
(2)	The number of restricted and performance shares and their average fair value are shown after taking into account the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.
(a)	The number of awards includes the awards non-vested and vested but not exercised.